Related party transactions - Narrative (Details)			12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 28, 2016	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2017 tanker
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Prior fee payable upon any future vessel sale or purchase		1.00%
Reimbursement of expenses			$ 46,535	$ 500,000	$ 600,000
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Termination fee				200,000	2,700,000
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Fixed annual technical management fee	$ 175,000			250,000
Termination fee				200,000	2,500,000
Reimbursement of expenses			0	0	0
Agreement supervision expense				$ 700,000
Construction in progress [member]
Disclosure of transactions between related parties [line items]
Number of vessels				2		2
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee			$ 700,000
STI Galata, STI Bosphorus, STI Leblon, STI La Boca, STI San Telmo And STI Donald C. Trauscht [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee				$ 2,200,000
STI Lexington, STI Mythos, STI Chelsea, STI Olivia, and STI Powai [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee					1,700,000
STI Lombard [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Aggregate management fee					$ 600,000
MR [Member] | Construction in progress [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel				2
MR [Member] | Construction in progress [member] | SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Number of vessels | vessel			8